Summary of significant accounting policies (Effect of change in estimate) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Effect of change in estimate:
Gross profit	$ 148,082,997	$ 170,489,099
Net income	$ (17,196,007)	$ 16,538,924
Basic	$ (0.13)	$ 0.13
Diluted	$ (0.13)	$ 0.13
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	$ 10,600,000
Net income	$ 8,000,000
Basic	$ 0.06
Diluted	$ 0.06